Estimates, Significant Accounting Policies and Balance Sheet Detials (Fair Value Inputs) (Details)	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Embedde Derivatives, Significant Unobservable Input, Credit Spread	4.76%
Fair Value, Embedded Derivatives, Significant Unobservable Input, Volatility	35.80%